Grant revenue (Tables)	6 Months Ended
Dec. 31, 2024
Revenue [abstract]
Grant revenue

	Six Months Ended December 31,
	2024	2023
	(In thousands of US Dollars)
ARENA grant	$6,619	$—
R&D tax credit recoveries	—	440
Grant revenue	$6,619	$440

	Six Months Ended December 31,
	2024	2023

	(In thousands of US Dollars)
Refundable R&D tax offset for the half-year	$—	$440
R&D Tax credit recoveries recognised as grant income	$—	$440